Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Long-Term Debt
Long-term debt at December 31 is summarized as follows:

(Dollars in thousands)	2018	2017
IBERIABANK:
Federal Home Loan Bank advances, 0.864% to 7.040%	$986,027	$1,331,579
Notes payable - Investment fund contribution, 7 to 35 year term, 1.28% to 6.82% fixed, 7 to 30 year term, 1.28% to 6.82% fixed, respectively	60,014	44,146
	1,046,041	1,375,725
IBERIABANK Corporation (junior subordinated debt):
Statutory Trust I, 3 month LIBOR (1), plus 3.25%, issued November 2002	10,310	10,310
Statutory Trust II, 3 month LIBOR (1), plus 3.15%, issued June 2003	10,310	10,310
Statutory Trust III, 3 month LIBOR (1), plus 2.00%, issued September 2004	10,310	10,310
Statutory Trust IV, 3 month LIBOR (1), plus 1.60%, issued October 2006	15,464	15,464
American Horizons Statutory Trust I, 3 month LIBOR (1), plus 3.15%, assumed January 2005	6,186	6,186
Statutory Trust V, 3 month LIBOR (1), plus 1.435%, issued June 2007	10,310	10,310
Statutory Trust VI, 3 month LIBOR (1), plus 2.75%, issued November 2007	12,372	12,372
Statutory Trust VII, 3 month LIBOR (1), plus 2.54%, issued November 2007	13,403	13,403
Statutory Trust VIII, 3 month LIBOR (1), plus 3.50%, issued March 2008	7,217	7,217
OMNI Trust I, 3 month LIBOR (1), plus 3.30%, assumed May 2011	8,248	8,248
OMNI Trust II, 3 month LIBOR (1), plus 2.79%, assumed May 2011	7,732	7,732
GA Commerce Trust II, 3 month LIBOR (1), plus 1.64%, assumed May 2015	8,248	8,248
	120,110	120,110
	$1,166,151	$1,495,835

(1)	The interest rate on the Company’s long-term debt indexed to LIBOR is based on the 3-month LIBOR rate. The 3-month LIBOR rate was 2.81% and 1.69% at December 31, 2018 and 2017, respectively.

Maturities of Long-Term Debt
Advances and long-term debt at December 31, 2018 have maturities or call dates in future years as follows:

(Dollars in thousands)
2019	$309,116
2020	233,465
2021	125,255
2022	10,581
2023	58,762
2024 and thereafter	428,972
$1,166,151